Income tax (expense)/credit (Tables)	6 Months Ended
Dec. 31, 2022
Income tax (expense)/credit
Schedule of income tax (expense)/credit

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Current tax
Current tax on loss/profit for the period	(67)	(60)	(136)	(117)
Foreign tax	(341)	(17)	(367)	(352)
Total current tax expense	(408)	(77)	(503)	(469)
Deferred tax
Origination and reversal of temporary differences	(2,541)	742	5,408	5,415
Total deferred tax credit	(2,541)	742	5,408	5,415
Total income (expense)/credit	(2,949)	665	4,905	4,946

Schedule of amounts relating to tax recognized directly in other comprehensive income

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Deferred tax (Note 18)	(517)	(350)	(419)	(291)
Total income tax expense recognized in other comprehensive income	(517)	(350)	(419)	(291)